Subsequent Events (Details Narrative) - USD ($)					12 Months Ended
	Jan. 31, 2021	Jan. 21, 2021	Jan. 19, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Value of shares issued upon conversion					$ 378,182
Value of shares purchase during the acquisition					40,000
Investments					$ 26,250
Common Stock [Member]
Number of shares issued upon conversion					37,818,154
Value of shares issued upon conversion					$ 378,182
Number of shares purchase during acquisition					353,622
Value of shares purchase during the acquisition					$ 40,000
Share issued					1,050,000
Asset Sale and Purchase Agreement [Member]
Share issued					353,622
Subsequent Event [Member]
Number of shares issued upon conversion				15,649,446
Value of shares issued upon conversion				$ 156,494
Cashless exercise of warrants				1,870,000
Subsequent Event [Member] | Promissory Notes [Member]
Proceeds from promissory note				$ 522,000
Debt description				The notes carry an additional original issue discount payable of $52,750 representing interest as no other interest accrues on the notes unless there is an event of default, at which time interest will accrue at 22.0%, The notes mature eighteen months after the dates of issuance. The holder of the notes can exercise conversion at any time the note remains outstanding at a price of $0.01 per share. Upon the closing of a financing event of the Company, the notes will automatically convert at the conversion price of $0.01 per share.
Debt original issue discount				$ 52,750
Debt instrument, interest rate				22.00%
Debt, conversion price per share				$ 0.01
Warrants exercise price				$ 0.01
Warrant term				2 years
Subsequent Event [Member] | Regulation A Offering [Member]
Investments	$ 1,159,000
Share issued	16,557,142
Subsequent Event [Member] | Common Stock [Member]
Share issued				1,746,084
Subsequent Event [Member] | Medical Advisory Board Agreement [Member] | Common Stock [Member]
Share issued				281,000
Subsequent Event [Member] | 20/20 Global [Member] | Common Stock [Member]
Number of shares purchase during acquisition			9,793,754
Equity method investment, ownership percentage			75.77%
Value of shares purchase during the acquisition			$ 350,000
Subsequent Event [Member] | 20/20 Global [Member] | Mycotopioa Therapies, Inc. [Member] | Stock Purchase Agreement [Member]
Purchase value of shares			$ 350,000
Subsequent Event [Member] | CureDash, Inc [Member] | Asset Sale and Purchase Agreement [Member]
Purchase price asset payable		$ 100,000
Shares issued related to asset purchase		353,622
Cash paid related to asset purchase		$ 60,000